              Securities and Exchange Commission
                    Washington, D.C.  20549
                          FORM 24F-2
               Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2


1.   Name and address of issuer:


          Prudential Securities Incorporated

                                One Seaport Plaza

                               New York, NY 10292

2. Name of each series or class of funds for which this notice is filed:


          National Municipal Trust Second Put Series
                   (14 Day Repurchase - Collateral Backed)


3.   Investment Company Act File Number:


          811-2345


     Securities Act File Number:


          2-89666


4(a).   Last day of fiscal year for which this notice is filed:


        December 31, 1999

4(b). Check box if this notice is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

                                                         [    ]


        Note: if the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.

                                                                 [   ]

5.      Calculation of registration fee:

   (i). Aggregate sale price of secur-
        ities sold during the fiscal year
        pursuant to section 24(f):                $76,163.78



  (ii). Aggregate price of securities
        redeemed or repurchased
        during the fiscal year:                        $     0



 (iii). Aggregate price of securities
        redeemed or repurchased  during
        any prior fiscal  year  ending
        no  earlier  than  October  11,
        1995 that were not previously
        used to reduce registration fees payable
        to the Commission:                             $    0


  (iv). Total available redemption credits
        [add Items 5(ii) and 5(iii)]:                  $     0


   (v). Net sales -- if Item 5(i) is
        greater than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:       $76,163.78


  (vi). Redemption credits available for
        use in future years if Item 5(i) is
        less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:                           $  0


 (vii). Multiplier for determining registration
        fee (See Instuction C.8):                   x .000264


(viii). Registration fee due [multiply Item
        5(v) by Item 5(vii)] (enter "0" if
        no fee is due):                                  $20.11




6.       N/A



7.  Interest due -- if this Form is being
    filed more than 90 days after the end
    of the issuer's fiscal year
    (see instruction D):                              +$    0



8.  Total of the amount of the registration
    fee due plus any interest due [line 5(viii)
    plus line 7]:                                      $20.11


9. Date of registration fee and any interest payment was sent to the Commission's lockbox depository: March 16, 2000

    Method of Delivery:
                    [ X ]   Wire Transfer

                    [   ]   Mail or other means

                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                                                       By:   Richard R. Hoffmann
                                                             Richard R. Hoffmann
                                                            First Vice President

Date:  March 16, 2000